CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Cash flows from operating activities:
Net earnings (loss)	$ (77,120)	$ 95,691	$ (46,205)
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	203,189	211,410	208,319
Charges for losses on inventories and receivables	64,930	56,200	57,824
Net earnings from equity method investments	(30,462)	(31,426)	(30,635)
Loss on extinguishment of debt	13,377
Recovery of purchase price	(58,049)
Pension plan funding	(58,030)
Dividends received		25,016
Asset impairments	138,540	11,427	51,295
Compensation expense for share-based payments	13,579	13,895	20,840
Deferred income taxes and deferred tax assets valuation allowances	667	(14,999)	15,551
Loss (gain) on disposition of assets	(1,764)	4,420	8,709
Other operating activities	5,375	8,510	11,501
Changes in assets and liabilities:
Decrease in receivables	44,052	99,927	60,273
Decrease (increase) in inventories	52,733	53,902	(87,724)
Net decrease (increase) in prepaid expenses and other assets	(138)	25,754	2,522
Net decrease in accounts payable, accrued expenses and other current and long-term liabilities	(131,547)	(360,060)	(69,144)
Total adjustments	256,452	103,976	249,331
Net cash provided by operating activities	179,332	199,667	203,126
Cash flows from investing activities:
Capital expenditures	(120,260)	(130,317)	(169,452)
Acquisitions, net of cash acquired, and related payments		(72,667)	(10,952)
Recovery of purchase price	49,841
Proceeds from disposition of assets and other	32,122	8,117	35,393
Restricted cash		(8,800)	(46,509)
Release of restricted cash	8,570	46,509
Net cash used in investing activities	(29,727)	(157,158)	(191,520)
Cash flows from financing activities:
Net proceeds from employee share-based transactions	1,586	254	1,011
Advance received		8,800
Payment for non-controlling interests	(551)	(1,262)	(21,786)
Loss on extinguishment of debt	(13,377)
Debt retirement	(250,000)
Debt issuance	250,000
Debt related fees	(8,012)	(9,945)	(4,688)
Dividends on redeemable preferred stock		(36,852)	(27,639)
Proceeds from issuance of borrowings	21,908	9,598	52,488
Payments on long- and short-term borrowings	(56,736)	(69,169)	(30,284)
Net cash used in financing activities	(55,182)	(98,576)	(30,898)
Effect of exchange rate changes on cash and cash equivalents	5,707	(730)	(13,128)
Net increase (decrease) in cash and cash equivalents	100,130	(56,797)	(32,420)
Cash and cash equivalents at beginning of period	570,681	627,478	659,898
Cash and cash equivalents at end of period	$ 670,811	$ 570,681	$ 627,478